As filed with the U.S. Securities and Exchange Commission on May 21, 2013

File Nos. 2-77284; 811-03459

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 72	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 52	☒

PENN SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Dresher Road

Horsham, Pennsylvania 19044

(Address of Principal Executive Offices)

Registrant’s Telephone Number: 215-956-8000

PETER M. SHERMAN

President

Penn Series Funds, Inc.

Philadelphia, Pennsylvania 19172

(Name and Address of Agent for Service)

Copy to:
Christopher D. Menconi
Bingham McCutchen LLP
2020 K St. NW
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on [date] pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on[date] pursuant to paragraph (a) (1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 72 relates to each series of Penn Series Funds, Inc.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania, on this 21st day of May, 2013.

PENN SERIES FUNDS, INC.
(Registrant)

By:	/s/ Peter M. Sherman
Peter M. Sherman, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on the 21st day of May, 2013.

Signature	Title

/s/ Peter M. Sherman	President (Principal Executive Officer)
Peter M. Sherman

/s/ Robert DellaCroce	Treasurer (Principal Financial Officer)
Robert DellaCroce

* EUGENE BAY	Director

* ARCHIE CRAIG MACKINLAY	Director

* REBECCA C. MATTHIAS	Director

/s/ Eileen C. McDonnell
Eileen C. McDonnell	Director

* DAVID B. PUDLIN	Director

* JOANNE B. MACK	Director

* By: /s/ Eileen C. McDonnell
Eileen C. McDonnell, Attorney-In-Fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase